Details of Indebtedness (Detail) (USD $)					12 Months Ended						12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Long Point Property		Dec. 31, 2012 Long Point Property Construction Loans		Dec. 31, 2012 Long Point Property Minimum Construction Loans		Dec. 31, 2011 Gwinnett Center		Dec. 31, 2012 Gwinnett Center Mortgages		Dec. 31, 2012 Whitehall Development Charlotte NC Construction Loans		Dec. 31, 2012 Crosstown Development Tampa FL	Dec. 31, 2012 Crosstown Development Tampa FL Construction Loans		Dec. 31, 2012 Circle Alexander Property	Dec. 31, 2012 Circle Alexander Property Construction Loans		Dec. 31, 2012 Aura Castle Hills Property	Dec. 31, 2012 Aura Castle Hills Property Construction Loans		Dec. 31, 2012 Aura Grand Corners Property	Dec. 31, 2012 Aura Grand Corners Property Construction Loans		Dec. 31, 2012 LIBOR	Dec. 31, 2012 LIBOR Long Point Property Construction Loans		Dec. 31, 2012 LIBOR Gwinnett Center Mortgages		Dec. 31, 2012 LIBOR Whitehall Development Charlotte NC Construction Loans		Dec. 31, 2012 LIBOR Crosstown Development Tampa FL Construction Loans		Dec. 31, 2012 LIBOR Circle Alexander Property Construction Loans		Dec. 31, 2012 LIBOR Aura Castle Hills Property Construction Loans		Dec. 31, 2012 LIBOR Aura Grand Corners Property Construction Loans
Debt Instrument [Line Items]
Outstanding Principal Balance	$ 44,500,000				$ 21,200,000	[1],[2],[3]					$ 7,700,000	[4],[5]	$ 12,200,000	[1],[6],[7]		$ 3,400,000	[1],[8],[9]
Interest Rate					LIBOR plus 2.5%, adjusted monthly, with an all-in interest rate floor of 3.25% per annum	[1],[2]					Variable adjusted to the greater of (i) 4.95% or (ii) LIBOR+ 3.50% per annum	[4]	LIBOR+ 2.25% per annum, adjusted monthly	[1],[6]		LIBOR plus 2.5%, adjusted monthly	[1],[8]		LIBOR plus 2.5%, adjusted monthly	[1],[10]		LIBOR plus 2.6%, adjusted monthly	[1],[11],[12]		Lender’s prime rate or LIBOR plus 2.75%, adjusted monthly	[1],[13]
Interest Rate, percentage plus base rate											4.95%	[4]															3.50%	2.50%	[1],[2]	3.50%	[4]	2.25%	[1],[6]	2.50%	[1],[8]	2.50%	[1],[10]	2.60%	[1],[12]	2.75%	[1],[13]
Interest Rate, floor	4.20%						3.25%	[1],[2]
Payment Terms					Monthly interest only payments through 5/20/14. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[2]					Monthly interest only payments through 10/17/14. If extended for 2 years, then monthly installments of $17,050 P&I, until maturity.	[4]	Monthly interest only payments through 2/24/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[6]		Monthly interest only payments through 3/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[8]		Monthly interest only payments through 11/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[10]		Monthly interest only payments through 11/30/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[12]		Monthly interest only payments through 12/20/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[13]
P&I monthly installments, amortization period					30 years	[1],[2]										30 years	[1],[8]		30 years	[1],[10]		30 years	[1],[12]
Debt instrument, extension period											2 years	[4]	12 months	[1],[6]		12 months	[1],[8]		12 months	[1],[10]		12 months	[1],[12]		12 months	[1],[13]
Debt instrument, monthly installment											17,050	[4]
Maturity Date Description					5/20/2014 (plus two additional 12-month extensions)	[1],[14],[2]					10/17/2014 (plus one additional 24- month extension)	[1],[14],[4]	2/24/2015 (plus two additional 12-month extensions)	[1],[14],[6]		3/27/2015(plus two additional 12-month extensions)	[1],[14],[8]		11/27/2015(plus two additional 12-month extensions)	[1],[10],[14]		11/30/15 (plus two additional 12 - month extensions)	[1],[12],[14]		12/20/15 (plus two additional 12 - month extensions)	[1],[13],[14]
Maturity Date					May 20, 2014	[1],[2]					Oct. 17, 2014	[4]	Feb. 24, 2015	[1],[6]		Mar. 27, 2015	[1],[8]		Nov. 27, 2015	[1],[10]		Nov. 30, 2015	[1],[12]		Dec. 20, 2015	[1],[13]
Number of Times Loan can be Extended					2	[1],[2]					1	[4]	2	[1],[6]		2	[1],[8]		2	[1],[10]		2	[1],[12]		2	[1],[13]
Collateral	96,100,000				28,800,000	[1],[2]					11,400,000	[4]	23,600,000	[1],[6]		16,500,000	[1],[8]		4,100,000	[1],[10]		7,000,000	[1],[12]		4,700,000	[1],[13]
Construction loan aggregate principal amount	$ 119,900,000	$ 32,600,000	$ 21,400,000	[15]					$ 11,200,000	[16]	$ 11,200,000				$ 26,700,000			$ 25,000,000			$ 24,400,000			$ 21,500,000

[1]	The borrower is the joint venture formed to acquire and develop each Property. The construction loan is recourse against each respective joint venture.
[2]	Principals of an affiliate of the Company's co-venture partner have guaranteed the full amount of the loan. The loan may be prepaid in whole, but not in part, without penalty.
[3]	The principal amount available for construction draws under the loan is $21.4 million.
[4]	The borrower is a subsidiary of the Company's operating partnership. The loan may be prepaid in full or in part at any time without penalty.
[5]	The total principal amount of the loan available for borrowing is $11.2 million. At the closing of the acquisition of Gwinnett Center, a portion of the purchase price was funded from a $7.0 million draw on the loan. The remaining funds available under the loan of approximately $3.5 million are expected to be used to fund capital improvements and future leasing commissions and tenant improvements for leases meeting certain requirements.
[6]	Certain affiliates of the Company's co-venture partner have guaranteed the loan, subject to their liability being reduced (i) to 50% at the time a certificate of occupancy for the project is issued and (ii) thereafter to 30% upon certain debt covenants of the loan being achieved. The loan may be prepaid in whole, but not in part, without penalty.
[7]	The principal amount available for certain development costs and construction costs under the loan is $22.3 million.
[8]	Certain affiliates of the Company's co-venture partner have provided the lender with a completion guaranty for the project and a 50% repayment guarantee for the principal amount of the loan. During the term of the construction loan, the repayment guarantee may be reduced to between 35% and 15% of the principal amount of the loan if certain conditions are met. The loan may be prepaid in whole, but not in part, without penalty.
[9]	The principal amount available for certain development costs and construction costs under the loan is $26.7 million.
[10]	The loan may be prepaid in full or in part at any time without fee, premium or penalty. Loan extensions are subject to certain conditions and the payment of a loan extension fee. The construction loan requires commencement of construction within 90 days, and completion within two years of the closing of the construction loan. The loan is secured by the Circle Alexander Property and all improvements constructed thereon. Certain affiliates of the Company's co-venture partner have provided the lender with completion and repayment guarantees.
[11]	The interest rate is subject to reduction to the greater of (i) 4.20% or (ii) LIBOR plus 3.50% per annum if a minimum debt service coverage ratio is attained. The interest rate is also subject to an increase of 0.30% if the Company maintains less than $0.8 million in a deposit account with the lender.
[12]	With advance notice, the loan may be prepaid in full or in part, subject to required break funding payments. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Castle Hills Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[13]	With advance notice, the loan may be prepaid in full or in part, but not without penalty. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Grand Corner Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[14]	Represents the initial maturity date. The maturity date may be extended beyond the date shown.
[15]	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
[16]	Gwinnett Center is a three office building complex that was a lender owned, or "REO" property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company's increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.